SCHEDULE OF INCOME TAX (BENEFIT) EXPENSE (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
China	$ (65,340)	$ 47
Deferred
China	(80,923)	(67,465)
Income tax benefit	$ (146,263)	$ (67,418)